CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS	10 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Expenses
Sales and marketing		$ 5,744	$ 9,292	$ 21,862
Research and development	$ 909,181	1,314,737	2,126,762	171,335
General and administrative	296,883	299,439	484,382	482,305
Professional fees and consulting fees	1,077,890	981,008	1,655,664	1,641,574
Foreign exchange (gain)/loss	(9,905)	(21,991)	(35,574)	2,856
Interest Income	(2,134)	(1,270)	(2,054)
NET LOSS	34,701,404	2,577,667	4,238,471	2,319,932
TOTAL COMPREHENSIVE LOSS	$ 34,687,698	$ 2,581,267	$ 4,238,471	$ 2,319,932